[CAPTION]

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Financial Statement for the Years
Ended December 31, 1995 and 1994
and Independent Auditors' Report













INDEPENDENT AUDITORS' REPORT



To the Variable Annuity Account Committee and the Participants of Great-West
 Variable Annuity Account A:


We have audited the accompanying statement of assets and liabilities of the Great-West Variable Annuity Account A, including the statement of investments , as of December 31, 1995, the related statement of operations for the year t hen ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of Variab

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes e xamining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the cus
, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Great-West Variable Annuity Account A at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


accounting principles.





January 31, 1996





GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


   [S]
  [C]
                                       [C]
Assets:

Investments, at value:  Common stock (cost - $4,980,696)$6,288,962  Short-t erm investment (cost-$948,218)948,218Investment income due and accrued7,392Cash
19,844Due from Great-West Life & Annuity Insurance Company1,029     Total
Assets7,265,445Liabilities:Due to broker41,107Contract benefits payable
234,198     Total Liabilities275,305Net Assets$6,990,140Net Assets
Represented By (Units at $7.500582):Accumulation units - 848,519$6,364,386 Reserves for annuities in course of payment - 3,102 units625,754Net Assets$
 6,990,140See notes to financial statements.
GREAT-WEST VARIABLE ANNUITY ACCOUNT AStatement of Operations
Year Ended December 31, 1995




Investment Income:
    [C]
                                      [C]
  Dividends$112,289  Interest65,210177,499Expenses:  Administration20,303
Mortality risks26,890 Investment management and advisory services32,411 Expense risks4,78084,384Net Investment Income93,115Realized and Unrealized Gain on Investments:Net realized gain on investments855,627Net change in unrealized appreciation on investments568,994Net Realized and Unrealized Gain on Investments1,424,621Net Increase in Net Assets Resulting from Operations$ 1,517,736See notes to financial statements.
GREAT-WEST VARIABLE ANNUITY ACCOUNT AStatements of Changes in Net AssetsYears
 Ended December 31, 1995 and 1994       [S]
                                                                  [C]
               [C]
From Operations:19951994Net investment income$93,115$80,424Net realized gain 855,627630,647Net change in unrealized appreciation (depreciation)568,994
(913,802)    Increase (decrease) in net assets resulting from operations1
,517,736(202,731)From Unit Share Transactions:Surrenders(299,498)(885,162)
Annuity payments(107,786)(112,364)Death payments(204,673)(77)Transfer in
respect of mortality guarantees7,41841,342   Decrease in net assets derived
from unit   share transactions(604,539)(956,261)Net increase (decre
                                     [C]                           [C]Net
Assets:Beginning of period6,076,9437,235,935End of period$6,990,140$6,076,943
See notes to financial statements.
GREAT-WEST VARIABLE ANNUITY ACCOUNT A     [FN]Notes to Financial Statements
Years ended December 31, 1995 and 1994

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life A ssurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the le annuity contracts funded by Variable Annuity Account A became effective on
 November 27, 1968. Purchase payments were first placed in Variable Annuity A ccount A on January 3, 1969.

Effective April 16, 1984, Great-West Life ceased issuing new variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Act ual results could differ from those estimates.

The following is a summary of the significant accounting policies of Variable
 Annuity Account A:

The cost of securities sold is determined on the basis of specific identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices.
  Short-term securities are valued at amortized cost which approximates market value. Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - CHARGES UNDER THE CONTRACTS

GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account
 A.  This deduction, expressed on an annual basis, is broken down as follows:
 .2857% for administrative expenses, .3863% for mortality risks, .0688% for expense risks, and .4656% for investment management a

NOTE 4 - INVESTMENTS

The aggregate purchases of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:

19951994Common Stock Purchases$4,018,419$1,728,700 Proceeds from sales4,643 ,6281,797,761
NOTES TO FINANCIAL STATEMENTS - ContinuedNOTE 5 - FEDERAL INCOME TAXESThe Variable Annuity Account A investment income is automatically applied to increase accumulation unit values. Under existing federal income tax law, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:

19951994Outstanding - January 1904,8231,051,813  Redeemed during the year
Surrender(24,716)(146,978)    Death(31,588)(12)(56,304)(146,990)Outstanding -
 December 31848,519904,823Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

Financial Highlights
Selected data for an accumulation unit for years ended December 31, 1995 1994
, 1993, 1992, and 1991 were as follows:
Years Ended December 31,19951994199319921991Unit Value, Beginning of Period$
6.070$6.245$5.397$5.175$4.096Income From Investment Operations:Net investment
 income.089.073.048.052.066Net gains (losses) on investments   (realized and
unrealized)1.342(.248).800.1701.013Total From Investment Operations (Note A)
1.431(.175).848.2221.079Unit Value, End of Period$7.501$6.070$6.245$5.397$5.
175Total Return23.56%(2.80)%15.71%4.29%26.34%Net Assets, End of Period
$6,990,140$6,076,943$7,235,935$6,825,451$7,207,045Ratio of Expenses to Averag
e Net Assets1.18%1.24%1.19%1.21%1.20%Ratio of Net Investment Income   to
Average Net Assets2.49%2.42%2.02%2.23%2.65%Portfolio Turnover Rate62.2%30.2%
23.4%44.5%66.2% Note A -	Net investment income and realized and unrealized
 gains (losses) are reflected in the value of the accumulation units.
Dividends are not declared from income and capital gains are not distributed.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A
Accumulation Unit Values (Unaudited)
AccumulationAccumulationValuation DateUnit ValueValuation DateUnit Value
January 3, 1969$1.00000000June 30, 1981$1.31151501March 28, 1969$1.07468400
September 30, 1981$1.21957549June 27, 1969$1.07583259December 31, 1981
$1.34034823September 30, 1969$1.04319336March 31, 1982$1.22060069December 31,
 1969$1.05956294June 30, 1982$1.21747890March 31, 1970$1.05322327September 30
, 1982$1.32107048June 30, 1970$  .86337212December 31, 1982$1.54829628
September 30, 1970$  .98057690March 31, 1983$1.72492408December 31, 197
 .31417688December 31, 1983$1.86959830September 30, 1971$1.34600160March 31,
1984$1.77987261December 31, 1971$1.40624309June 30, 1984$1.74123169March 31,
1972$1.50937876September 30, 1984$1.89436321June 30, 1972$1.46441659December
31, 1984$1.94021457September 29, 1972$1.41141921March 31, 1985$2.11639231
December 31, 1972$1.43641768June 30, 1985$2.31593116March 30, 1973$1.14518173
September 30, 1985$2.17502453June 29, 1973$  .94975920December 31, 1985$2.
50415588September 28, 1973$1.12752636March 31, 1986$2.9257
9849885June 28, 1974$  .84636772December 31, 1986$2.92996949September 30,
1974$  .69582357March 31, 1987$3.45357315December 31, 1974$  .76438983June 30
, 1987$3.47692861March 31, 1975$  .85484991September 30, 1987$3.58107036June 3
0, 1975$  .94523691December 31, 1987$2.90927633September 30, 1975$  .86720026
March 31, 1988$3.03211290December 31, 1975$  .89703274June 30, 1988$3.14170371
March 31, 1976$1.02654318September 30, 1988$3.19555027June 30, 1976$1.0425406
6December 31, 1988$3.24632490September 30, 1976$1.0
68709September 30, 1989$4.03595925June 30, 1977$  .97779837December 31, 1989$
4.16667314September 30, 1977$  .91543186March 31, 1990$4.10420565December 31,
1977$  .91330430June 30, 1990$4.40575331March 31, 1978$  .88025820September 3
0, 1990$3.95067300June 30, 1978$  .94981303December 31, 1990$4.09586804
September 30, 1978$1.02175412March 31, 1991$4.67731834December 31, 1978$  .
94566769June 30, 1991$4.46997251March 31, 1979$1.03700469September 30, 1991$4
 .70629835June 30, 1979$1.03384794December 31, 1991$5.1748
45709March 31, 1980$1.02778990September 30, 1992$4.94334533June 30, 1980$1.15
888482December 31, 1992$5.39680799September 30, 1980$1.24125856March 31, 1993
$5.70268053December 31, 1980$1.34937658June 30, 1993$5.91443136March 31, 1981
$1.34420316September 30, 1993$6.20352631GREAT-WEST VARIABLE ANNUITY ACCOUNT
AAccumulation Unit Values (Unaudited)   -   ConcludedAccumulationValuation
DateUnit Value December 31, 1993$6.24551098March 31, 1994$6.07099873June 30,
1994$5.98373289September 30, 1994$6.21184797December
 31, 1995$7.50058268